Investment in joint venture	12 Months Ended
Mar. 31, 2024
Investment In Joint Venture
Investment in joint venture

14. Investment in joint venture

The Group had entered into an agreement with Snow Leopard Pvt. Ltd (SLA) on September 28, 2012 to set up a Joint venture company Adventure and Nature Network Private Limited (ANN) to do business in adventure travel, having its principal place of business in India.

The Group contributed during the financial year ended March 31, 2024: Nil (March 31, 2023: Nil and March 31, 2022: Nil) to maintain its 50% stake in the joint venture company. Both Group and SLA had equal right in management of ANN requiring unanimous decision in board meetings and shareholder’s meetings.

Investment in joint venture is accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summarized statement of financial position of ANN:

	March 31,
	2023	2024
Current Assets
Cash and cash equivalents	592	1,582
Other current financial assets	1,289	1,818
Non-current liabilities
Employee benefits	(157)	(246)

Current liabilities
Borrowings	(58,700)	(63,500)
Trade and other payables	(10,625)	(12,474)
Employee benefits	(297)	(197)
Other non-financial liability	(34,508)	(35,163)

Equity	(102,406)	(108,180)
Group’s carrying amount of the investment (50%)	(51,203)	(54,090)
True-up of carrying value to group share loss*	51,203	54,090
Net carrying amount of investment	-	-

Summarized statement of profit or loss of ANN:

	March 31,
	2022	2023	2024

Revenue	4,999	7,554	3,417
Other operating expenses, including depreciation INR Nil (March 31, 2023: INR Nil and March 31, 2022: INR 86)	(7,656)	(5,931)	(8,506)
Finance cost	(8,911)	(9,230)	(600)
Loss before tax	(11,568)	(7,607)	(5,689)
Income tax expense	-	-	-
Loss for the year	(11,568)	(7,607)	(5,689)
Group’s share of loss for the year*	(5,784)	(3,803)	(2,845)

*	Upto March 31, 2024, the Group had advanced INR 57,200 (March 31, 2023: 57,200) to the joint venture. As at March 31, 2024, the loan outstanding, including interest thereon, amounts to INR 73,719 (March 31, 2023: INR 73,719). The Group, based on its assessment of the expected credit loss under IFRS 9 has recorded impairment of INR Nil (March 31, 2023: INR 1,000 and March 31, 2022: INR 72,719) in the statement of profit and loss for impairment of loan to joint venture.

Both the Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. The Group also has a right to set off the outstanding loan including accrued interest given by it to the joint venture against its obligation to contribute toward losses of the joint venture. The Group’s share of cumulative loss of the Joint venture till March 31, 2024 is INR 54,090 (March 31, 2023: INR 51,203). Since the amount of obligation is lower than the loan outstanding including interest thereon and fully impaired, the management has concluded that it does not have any additional obligation to contribute toward losses and therefore, it has not provided for any additional loss during the year ended March 31, 2024 (nil during the year ended March 31, 2023).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Share of loss of joint venture of INR nil (March 31, 2023: Nil) recognised on the face of the statement of profit or loss for the year ended March 31, 2024, represent net impact of the above adjustment.

The joint venture had contingent liabilities as at March 31, 2024: INR 4,321 (March 31, 2023: INR 4,321). The joint venture had no capital commitments as at March 31, 2024 and as at March 31, 2023. ANN can’t distribute its profits without the consent from the two venture partners.